May 17, 2011

Deborah O’Neal-Johnson, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:       T. Rowe Price High Yield Fund, Inc. (“Registrant”)
                        T. Rowe Price High Yield Fund–Advisor Class
            File Nos.: 002-93707/811-4119

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned funds’ stickers dated May 17, 2011. The stickers update the current prospectuses of the above-referenced funds.

The purpose of the stickers is to reflect a change in the Redemption fee.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman